Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 184,851		$ 176,301
Accounts and notes receivable, net	105,019		93,862
Other receivables	131,747		66,605
Inventories	54,824		50,729
Prepaid expenses and other current assets	101,148		140,654
Derivative instruments	1,731
Deferred income taxes	22,178		36,713
McDonald's Corporation's indemnification for contingencies			23,750
Total current assets	601,498		588,614
Non-current assets
Miscellaneous	59,304		44,879
Collateral deposits	5,325		5,325
Property and equipment, net	1,176,350		1,023,180
Net intangible assets and goodwill	67,271	[1],[2]	58,419	[1],[2]
Deferred income taxes	133,708		142,848
McDonald's Corporation's indemnification for contingencies	5,707		12,141
Total non-current assets	1,447,665		1,286,792
Total assets	2,049,163		1,875,406
LIABILITIES AND EQUITY
Accounts payable	244,365		220,941
Royalties payable to McDonald's Corporation	29,278		19,002
Income taxes payable	21,051		50,379
Other taxes payable	104,662		88,610
Accrued payroll and other liabilities	150,690		146,721
Provision for contingencies	507		41,959
Interest payable	21,567		16,028
Short-term debt	568		840
Current portion of long-term debt	1,634		2,971
Derivative instruments	3,952		1,841
Total current liabilities	578,274		589,292
Non-current liabilities
Accrued payroll and other liabilities	40,115		52,065
Provision for contingencies	20,092		23,077
Long-term debt, excluding current portion	649,968		525,951
Derivative instruments	5,397		742
Deferred income taxes	9,007		4,650
Total non-current liabilities	724,579		606,485
Total liabilities	1,302,853		1,195,777
Equity
Additional paid-in capital	18,634		5,734
Retained earnings	400,761		336,707
Accumulated other comprehensive loss	(158,821)		(148,389)
Total Arcos Dorados Holdings Inc. shareholders' equity	745,143		678,621
Non-controlling interests in subsidiaries	1,167		1,008
Total equity	746,310		679,629
Total liabilities and equity	2,049,163		1,875,406
Class A Shares Of Common Stock [Member]
Equity
Common stock	351,654		351,654
Class B Shares Of Common Stock [Member]
Equity
Common stock	$ 132,915		$ 132,915

[1]	Total amortization expense for fiscal years 2012, 2011 and 2010 amounted to $14,825, $11,144 and $6,740, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows: $14,824 for 2013; $14,791 for 2014; $10,392 for 2015; $3,047 for 2016; $1,531 for 2017 and thereafter $4,507.
[2]	Related to the acquisition of franchise restaurants (Mexico, Brazil, Peru, Colombia and Chile) and non-controlling interests in subsidiaries (Ecuador and Chile).